Annual Total Returns [BarChart] - First Trust Horizon Managed Volatility Developed International ETF - First Trust Horizon Managed Volatility Developed International ETF	Dec. 01, 2020
Bar Chart Table:
2017	27.16%
2018	(7.31%)
2019	14.89%